Equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Equity
5.22 Equity
5.22.1 Share capital and share premium
The ordinary shares and convertible preferred shares are classified as equity.

	Year ended December 31
number of shares	2023	2022
Ordinary shares issued (€0.15 par value per share)	138,912,142	138,346,968
Convertible preferred shares registered	—	20,514
TOTAL SHARES ISSUED	138,912,142	138,367,482
Less Treasury shares	(124,322)	(124,322)
OUTSTANDING SHARES	138,787,820	138,243,160
Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, if any, from the proceeds.
When the Company purchases its own equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes, if any) is deducted from equity attributable to the Company’s equity holders until the shares are cancelled, reissued or otherwise disposed of. In cases where such shares are subsequently sold or reissued, any consideration received, net of any directly attributable incremental transaction costs and related income tax effects is included in equity attributable to the Company’s equity holders.
The profit or loss for the year is fully included in net result, while other comprehensive income solely affects retained earnings and other reserves.
The following table shows the development of the number of outstanding shares:

	Year ended December 31
number of shares	2023	2022
OUTSTANDING AS AT JANUARY 1	138,243,160	105,114,763
Share-based compensation exercises	544,660	2,578,636
Capital Increase	—	30,549,761
OUTSTANDING AT YEAR END	138,787,820	138,243,160
The Company has issued stock options to employees under various employee stock option plans (ESOPs) established in the last 10 years. For details, please refer to Note 5.23.
In June 2022, Pfizer invested €90.6 million ($95.0 million) million net representing 9,549,761 shares at a price of €9.49 per share through a reserved capital increase. In October 2022, the Company closed the Global Offering for a total of 21,000,000 new ordinary shares. Aggregate gross proceeds of the Global Offering, before deducting underwriting commissions and expenses payable by the Company, were €102.9 million ($99.9 million).The costs of both equity transactions which were directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.
Conditional and authorized capital
As at December 31, 2023, the Company had 9,919,432 (December 31, 2022: 7,267,281) shares of conditional capital in connection with (see Note 5.23):
•the possible exercise of existing stock options; and
•the possible final grant of existing Free Ordinary Shares.

Pursuant to resolution No. 21 of the Combined General Meeting held on December 20, 2023, the maximum aggregate amount of capital increases that may be carried out, with immediate effect or in the future, under resolutions 13 to 20 of said Meeting, may not exceed €5.2 million, it being specified that to this maximum aggregate amount will be added the additional nominal amount of shares or securities to be issued in accordance with applicable legal or regulatory provisions and, if applicable, with contractual provisions providing for other forms of adjustment, in order to preserve the rights of the holders of securities or other rights giving immediate and/or future access to the capital of the Company.
5.22.2 Other reserves

in € thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2023	52,820	(5,041)	(645)	17,636	(9,517)	55,252
Currency translation differences	—	3,300	—	—	—	3,300
Defined benefit plan actuarial losses	—	(130)	—	—	—	(130)
Share-based compensation expense	—	—	—	6,666	—	6,666
Purchase/sale of treasury shares	—	—	—	—	—	—
BALANCE AS AT DECEMBER 31, 2023	52,820	(1,871)	(645)	24,301	(9,517)	65,088

in € thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2022	52,820	(5,146)	(645)	15,000	(9,517)	52,512
Currency translation differences	—	(73)	—	—	—	(73)
Defined benefit plan actuarial gains	—	178	—	—	—	178
Share-based compensation expense	—	—	—	2,636	—	2,636
Purchase/sale of treasury shares	—	—	—	—	—	—
BALANCE AS AT DECEMBER 31, 2022	52,820	(5,041)	(645)	17,636	(9,517)	55,252
Other regulated reserves contain a non-distributable mandatory legal reserve from the merger with Intercell AG.
The Company did not obtain a dividend from its subsidiaries or pay a dividend to its shareholders in 2023 and 2022.